INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 82.1%
AEROSPACE AND DEFENSE — 6.4%
300,000	Maxar Technologies Inc., Initial Term B Loan, VAR LIBOR USD 1 Month+2.7 50%, 10/04/24	297,985
895,500	Peraton Corp., Term B Loan, 1st Lien, VAR LIBOR USD 1 Month+3.750%, 02/01/28	897,600
566,871	TransDigm Inc., Tranche E Refinancing Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 05/30/25	560,584
486,923	TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 12/09/25	481,572
244,353	TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 08/22/24	242,037

		2,479,778

AIR TRANSPORT — 2.3%
895,500	United AirLines, Inc., Class B Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 04/21/28	903,694

AIRLINES — 1.9%
249,349	Air Methods Corporation, Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 04/22/24	247,712
250,000	American Airlines Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 01/29/27 (b)	240,406
250,000	American Airlines, Inc., Term Loan, VAR LIBOR USD 1 Month+2.000%, 12/15/23	245,209

		733,327

BROADCASTING — 0.5%
298,477	Diamond Sports Group, LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 08/24/26	187,169

Principal Amount ($)		Value ($)
BUSINESS EQUIPMENT AND SERVICES — 0.8%
299,246	Arches Buyer Inc., Refinancing Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 12/06/27	298,102

CABLE AND SATELLITE TELEVISION — 7.7%
696,447	Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 02/01/27	692,769
598,481	CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 04/15/27	592,559
650,000	DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien, VAR LIBOR USD 3 Month+5.000%, 08/02/27	651,151
550,000	Virgin Media Bristol LLC, N Facility, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 01/31/28	546,978
500,000	Ziggo Financing Partnership, Term Loan I Facility, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 04/30/28	496,527

		2,979,984

CHEMICALS AND PLASTICS — 0.8%
299,090	Scih Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+4.000%, 03/16/27	299,816

COMPUTERS AND ELECTRONICS — 0.8%
296,907	Micro Holdings (Internet Brands), Term Loan (2017), 1st Lien, VAR LIBOR USD 3 Month+3.500%, 09/13/24	296,417

CONSUMER PRODUCTS — 1.0%
250,000	Berry Global, Inc., Term Z Loan, VAR LIBOR USD 1 Month+1.750%, 07/01/26	248,938

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
CONSUMER PRODUCTS (continued)
240,417	Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 09/07/23	151,462

		400,400

CONTAINERS AND GLASS PRODUCTS — 1.3%
496,114	Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 04/03/24	486,772

DIVERSIFIED MEDIA — 1.3%
297,720	Cineworld (Crown Finance) Incremental 2019 Term Loan, VAR LIBOR USD 3 Month+2.750%, 09/30/26	244,317
249,328	William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 05/18/25	244,987

		489,304

DIVERSIFIED/CONGLOMERATE SERVICE — 1.5%
573,308	Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 11/16/26	570,487

ELECTRONICS/ELECTRICAL — 7.7%
243,334	Applied Systems, Inc., Closing Date Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 09/19/24	243,609
198,000	Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 07/30/27	198,203
243,191	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 02/15/24	241,991

Principal Amount ($)		Value ($)
ELECTRONICS/ELECTRICAL (continued)
750,000	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 03/01/27	741,761
248,747	LogMeIn, Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 08/31/27	248,922
500,000	Polaris Newco, LLC, Dollar Term Loan, 1st Lien, VAR LIBOR USD 3 Month+4.000%, 06/02/28	501,668
349,123	Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 02/15/28	346,981
244,767	SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 02/05/24 (b)	242,682
199,497	Zelis Cost Management Buyer, Inc., Term B-1 Loan, 1st Lien, VAR LIBOR USD 1 Month+3.500%, 09/30/26	198,919

		2,964,736

FINANCIAL INTERMEDIARIES — 4.0%
299,199	Brown Group Holdings, LLC, Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 06/07/28	299,363
598,496	Citadel Securities LP, 2021 Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 02/02/28	593,795
249,375	Edelman Financial Engines Center, LLC, The, Initial Term Loan (2021), 1st Lien, VAR LIBOR USD 1 Month+3.500%, 04/07/28	249,180
399,000	Madison IAQ LLC, Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 06/21/28	398,916

		1,541,254

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
FOOD AND BEVERAGE — 0.6%
247,980	United Natural Foods, Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.500%, 10/22/25	248,194

FOOD SERVICE — 1.9%
341,443	IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 02/05/25	341,443
400,000	Whatabrands LLC, Initial Term B Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 08/03/28	400,090

		741,533

GAMING/LEISURE — 4.4%
443,965	Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 02/28/25	367,195
694,075	Golden Nugget Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 10/04/23 (b)	691,687
381,827	Nascar Term Loan B, Initial Term Loan, VAR LIBOR USD 1 Month+2.750%, 10/19/26	382,066
246,336	Station Casinos LLC, Term B-1 Facility Loan, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 02/08/27	244,239

		1,685,187

HEALTH CARE — 8.7%
438,865	DaVita Inc., Tranche B-1 Term Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 08/12/26	436,841
797,935	Elanco Animal Health Incorporated, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 08/01/27	789,169
1,160,573	Envision Healthcare Corporation, Initial Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.750%, 10/10/25 (b)	1,036,276

Principal Amount ($)		Value ($)
HEALTH CARE (continued)
714,273	Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 11/15/27	703,559
399,000	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.500%, 05/05/28	400,000

		3,365,845

HOME FURNISHINGS — 0.7%
275,728	Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 02/04/27	275,306

INDUSTRIAL EQUIPMENT — 1.9%
248,750	Spin Holdco Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+4.000%, 03/04/28	249,725
498,750	Triton Water Holdings, Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 03/31/28	498,720

		748,445

INSURANCE — 4.6%
248,747	Amwins Group Inc, Term Loan 1st Lien, VAR LIBOR USD 1 Month+2.250%, 02/19/28	247,505
299,246	Hub International Limited, B-3 Incremental Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 04/25/25	299,794
836,648	Hub International Limited, Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 04/25/25	829,549

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
INSURANCE (continued)
398,974	Sedgwick Claims Management Services Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 12/31/25	396,263

		1,773,111

LEISURE GOODS/ACTIVITIES/MOVIES — 1.7%
724,456	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 04/22/26	673,646

LODGING AND CASINOS — 2.4%
248,750	Playtika Holding Corp., Term B-1 Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/13/28	248,961
674,096	Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 08/14/24	671,949

		920,910

MACHINERY — 0.5%
197,867	Filtration Group, Cov-Lite, Initial Term Loan, VAR LIBOR USD 1 Month+3.000%, 03/28/25	197,141

MEDIA/TELECOMMUNICATIONS — 3.4%
895,443	CenturyLink, Inc., Term B Loan, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 03/15/27	886,923
449,054	Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 09/18/26	449,196

		1,336,119

OIL AND GAS — 2.4%
399,000	Cqp Holdco LP, Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 06/05/28	398,252

Principal Amount ($)		Value ($)
OIL AND GAS (continued)
515,825	Messer Industries GmbH, Initial Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 03/02/26	513,826

		912,078

PUBLISHING — 1.0%
398,972	Red Ventures, LLC (New Imagitas, Inc.), Term B-2 Loan, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 11/08/24	396,105

RETAILERS (EXCEPT FOOD AND DRUG) — 4.6%
600,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 05/12/28	601,191
300,000	Harbor Freight Tools USA, Inc., Initial Loan (2021), 1st Lien, VAR LIBOR USD 1 Month+2.750%, 10/19/27	300,201
249,375	Michaels Companies, Inc. The, Term B Loan, 1st Lien, VAR LIBOR USD 3 Month+4.250%, 04/15/28	249,912
398,997	Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 09/23/26	399,020
249,362	Staples, Inc., 2019 Refinancing New Term B-1 Loan, VAR LIBOR USD 3 Month+5.000%, 04/16/26 (b)	238,453

		1,788,777

SURFACE TRANSPORT — 0.8%
300,000	White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien, VAR LIBOR USD 1 Month+4.000%, 10/19/27	301,107

TELECOMMUNICATIONS — 3.1%
299,246	Radiate Holdco, LLC, Term B Loan, 1st Lien, VAR LIBOR USD 1 Month+3.500%, 09/25/26	299,333

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
TELECOMMUNICATIONS (continued)
889,112	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 03/09/27	882,297

		1,181,630

UTILITIES — 1.4%
296,212	Calpine Corp., Term Loan (2019), VAR LIBOR USD 1 Month+2.000%, 04/05/26	293,204
283,983	Lightstone Holdco LLC, Refinancing Term B Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 01/30/24	235,726
16,017	Lightstone Holdco LLC, Refinancing Term C Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 01/30/24	13,295

		542,225

	Total US Senior Loans (Cost $31,500,391)	31,718,599

Foreign Domiciled Senior Loans (a) — 4.6%
CANADA — 1.7%
USD
678,429	Bausch Health Companies Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 06/02/25	678,344

UKRAINE — 1.0%
USD
398,966	Titan Acquisition Limited, Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 03/28/25(b)	392,347

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) (continued)
UNITED KINGDOM — 1.9%
USD
731,190	Misys Limited, Dollar Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 06/13/24	726,339

		726,339

	Total Foreign Domiciled Senior Loans (Cost $1,789,347)	1,797,030

Cash Equivalent (c) — 16.3%
6,308,623	Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.010%	6,308,623

	Total Cash Equivalents (Cost $6,308,623)	6,308,623

Total Investments — 103.0% (Cost $39,598,361)		39,824,252

Other Assets & Liabilities, Net - (3.0)%		(1,168,295)

Net Assets - 100.0%		38,655,957

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of September 30, 2021, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 0.073%, 0.080% and 0.130%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

USD — U.S. Dollar

VAR — Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Electronics/Electrical	1.9%
Healthcare	1.8%
Financial Intermediaries	1.0%

4.7%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of four funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2021, the Fund’s investments consisted of senior loans and cash equivalent. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2021	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of September 30, 2021 is as follows:

	Total Market Fair Value at 09/30/21	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$31,718,599	$—	$31,718,599	$—
Foreign Domiciled Senior Loans*	1,797,030	—	1,797,030	—
Cash Equivalent*	6,308,623	6,308,623	—	—

Total	$39,824,252	$6,308,623	$33,515,629	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1700